Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	₱ 172,834		₱ 155,835
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 28 and 29)	19,722		20,441
Borrowings	₱ 192,556	$ 25	₱ 176,276